Goodwill, Other Intangible Assets and Intangible Liabilities - Intangible Liabilities Subject to Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Liabilities, Gross	$ 80,649	$ 102,582
Finite-Lived Intangible Liabilities, Accumulated Amortization	(66,877)	(68,157)
Contract intangible liability, net	13,772	34,425	$ 193,730
Broadcast rights intangible liabilities
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Liabilities, Gross	80,440	102,373
Finite-Lived Intangible Liabilities, Accumulated Amortization	(66,729)	(68,059)
Contract intangible liability, net	13,711	34,314
Lease contract intangible liabilities
Schedule of Finite-Lived Intangible Liabilities [Line Items]
Finite-Lived Intangible Liabilities, Gross	209	209
Finite-Lived Intangible Liabilities, Accumulated Amortization	(148)	(98)
Contract intangible liability, net	$ 61	$ 111